REVENUE AND SEGMENTED INFORMATION (Details)	3 Months Ended			13 Months Ended
	Mar. 31, 2023 CAD ($)	Mar. 31, 2023 USD ($)	Mar. 31, 2022 USD ($)	Dec. 31, 2020 CAD ($)	Nov. 30, 2020 CAD ($)
Statement [Line Items]
Non-current Assets					$ 0
Cost of sales		$ 3,021,210	$ 3,394,873
Gross profit		2,029,503	1,645,201
USA [Member]
Statement [Line Items]
Non-current Assets		9,142,951	11,846,578
Sponsorship	$ 2,075,709		1,823,514
Winning/player Buyout/other	84,942		0
Total Team Revenue	2,160,651		1,823,514
Cost Of Sales	1,491,993		1,077,549
Gross Profit	668,658		624,863
Influencer/on Screen Talent Representation		0	0	$ 0
Digital Media And Marketing	2,060,460		1,725,815
Total Agency Revenue	2,060,460		1,725,815
Cast of sales		827,919	1,100,952
Gross Profita		1,232,541	624,863
Content production		195,229
Cost of sales		169,452	153,787
Gross profit		25,777	(31,287)
Canada [Member]
Statement [Line Items]
Non-current Assets		0	322,902
Sponsorship	0		0
Winning/player Buyout/other	0		0
Total Team Revenue	0		0
Cost Of Sales	0		0
Gross Profit	0		0
Influencer/on Screen Talent Representation		0	0	0
Digital Media And Marketing	0		0
Total Agency Revenue	0		0	0
Cast of sales		0	0
Gross Profita		0	0
Content production		0	0
Cost of sales		0	0
Gross profit		0	0
Mexico [Member]
Statement [Line Items]
Non-current Assets		322,902	79,240
Sponsorship	0		0
Winning/player Buyout/other	0		99,848
Total Team Revenue	0		99,848
Cost Of Sales	0		51,951
Gross Profit	0		47,897
Influencer/on Screen Talent Representation	0		0	0
Digital Media And Marketing	0		0
Total Agency Revenue	0			$ 0
Cast of sales		0	0
Gross Profita		0	0
Content production		0	0
Cost of sales		0	0
Gross profit		0	0
Total [Member]
Statement [Line Items]
Non-current Assets		9,409,671	13,620,127
Sponsorship	2,075,709		1,823,514
Winning/player Buyout/other	84,942		99,848
Total Team Revenue	2,160,651		1,923,362
Cost Of Sales	1,491,993		1,129,500
Gross Profit	668,658		793,862
Influencer/on Screen Talent Representation		634,373	1,268,397
Digital Media And Marketing	2,060,460		1,725,815
Total Agency Revenue	2,694,833		2,994,212
Cast of sales		1,359,765	2,111,586
Gross Profita		1,335,068	882,626
Content production		195,229	122,500
Cost of sales		169,452	153,787
Gross profit		25,777	(31,287)
United Kingdon [Member]
Statement [Line Items]
Non-current Assets		266,720	1,371,407
Sponsorship	0		0
Winning/player Buyout/other	0		0
Total Team Revenue	0		0
Cost Of Sales	0		0
Gross Profit	0		0
Influencer/on Screen Talent Representation		634,343	1,268,397
Digital Media And Marketing	0		0
Total Agency Revenue	$ 634,343		1,268,397
Cast of sales		531,846	1,010,834
Gross Profita		$ 102,527	$ 257,563